Fair Value Measurements (Tables) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member]	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of fair value of the warrant and forward purchase agreement liabilities

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury bills	$250,087,787	$—	$—	$250,087,787
Liabilities:
Derivative warrant liabilities – private warrants	$—	$—	$8,100,000	$8,100,000

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury bills	$250,064,076	$—	$—	$250,064,076
Liabilities:
Derivative warrant liabilities – private placement warrants	$—	$—	$7,492,500	$7,492,500

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – U.S. Treasury bills	$250,064,076	$—	$—	$250,064,076
Liabilities:
Derivative warrant liabilities – private placement warrants	$—	$—	$7,492,500	$7,492,500

Schedule of fair value of the derivative warrant liabilities

Derivative warrant liabilities at December 31, 2020	$7,492,500
Change in fair value of derivative warrant liabilities	(2,025,000)
Derivative warrant liabilities at March 31, 2021	$5,467,500
Change in fair value of derivative warrant liabilities	2,632,500
Derivative warrant liabilities at June 30, 2021	$8,100,000

Derivative warrant liabilities at June 3, 2020 (inception)	$—
Issuance of private warrants	5,265,000
Change in fair value of warrant liabilities	2,227,500
Derivative warrant liabilities at December 31, 2020	$7,492,500

Schedule of measurements of warrant liabilities

	June 30,	December 31,
	2021	2020
Exercise price	$11.50	$11.50
Share price	$9.91	$10.10
Term (in years)	5.13	5.42
Volatility	18.20%	18.00%
Risk-free interest rate	0.89%	0.42%
Dividend yield	—	—

	December 31,	September 30,	August 10,
	2020	2020	2021
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.10	$9.62	$9.61
Term (in years)	5.42	5.67	5.82
Volatility	18.00%	15.90%	15.90%
Risk-free interest rate	0.42%	0.34%	0.29%
Dividend yield	—	—	—